Geographical Information (Details) - Schedule of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Geographical Information (Details) - Schedule of revenues [Line Items]
Revenues	$ 142,428	$ 169,491
Canada [Member]
Geographical Information (Details) - Schedule of revenues [Line Items]
Revenues	112,106	153,265
USA [Member]
Geographical Information (Details) - Schedule of revenues [Line Items]
Revenues	25,095	16,226
Argentina [Member]
Geographical Information (Details) - Schedule of revenues [Line Items]
Revenues	1,455
Paraguay [Member]
Geographical Information (Details) - Schedule of revenues [Line Items]
Revenues	$ 3,772